Going Concern	12 Months Ended
Sep. 30, 2013
Going Concern
Going Concern

NOTE 9 – GOING CONCERN

As reflected in the accompanying financial statements, the Company had an accumulated deficit of $3,773,149 and a working capital deficit of $1,292,696 at September 30, 2013, net loss for the year ended September 30, 2013 of $185,655 and cash used in operations of $19,041. While the Company is attempting to increase sales, the growth has yet to achieve significant levels to fully support its daily operations. Management’s plans with regards to this going concern are as follows:

While the Company believes in the viability of its strategy to improve sales volume and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent on the Company’s ability to further implement its business plan and generate greater revenues. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Management believes that the actions presently taken to further implement its business plan and general additional revenues provide the opportunity for the Company to continue as a going concern. The accompanying financial statements have been prepared in conformity with generally accepted accounting principle, which contemplate continuation of the Company as a going concern. However, the Company had limited revenues as of September 30, 2013 but was able to raise additional working capital in October 2013. See subsequent events.